SCHEDULE OF LOAN RECEIVABLE (Details) (Parenthetical)	May 01, 2025 USD ($)	Jan. 22, 2025 USD ($)	Jan. 22, 2025 CNY (¥)	Dec. 20, 2024 USD ($)	Dec. 20, 2024 CNY (¥)	Nov. 27, 2024 USD ($)	Nov. 27, 2024 CNY (¥)	Mar. 25, 2024 USD ($)	Jan. 01, 2024 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Sep. 30, 2025 USD ($)		Sep. 30, 2025 CNY (¥)	Sep. 29, 2025 USD ($)	Sep. 29, 2025 CNY (¥)	Jun. 05, 2025 USD ($)	Jun. 05, 2025 CNY (¥)	May 31, 2025 USD ($)	May 31, 2025 CNY (¥)	May 29, 2025 USD ($)	May 29, 2025 CNY (¥)	May 16, 2025 USD ($)	May 16, 2025 CNY (¥)	May 14, 2025 USD ($)	May 14, 2025 CNY (¥)	May 01, 2025 CNY (¥)	Apr. 30, 2025	Apr. 20, 2025 USD ($)	Apr. 20, 2025 CNY (¥)	Sep. 30, 2024 USD ($)		Sep. 30, 2024 CNY (¥)	Jun. 25, 2024	May 23, 2024 USD ($)	May 23, 2024 CNY (¥)	Apr. 13, 2024 USD ($)	Apr. 13, 2024 CNY (¥)	Apr. 12, 2024	Mar. 25, 2024 CNY (¥)	Jan. 01, 2024 CNY (¥)
Defined Benefit Plan Disclosure [Line Items]
Loan receivable related party																			$ 844,416	¥ 6,000,000															$ 285,413	¥ 2,000,000	$ 428,119	¥ 3,000,000
Interest, rate																			3.50%	3.50%															4.00%	4.00%			4.00%
Loan repaid				$ 140,736	¥ 1,000,000	$ 562,944	¥ 4,000,000
Interest accrued												$ 153,860		¥ 1,093,253																	$ 12,167		¥ 85,260
Loan, current												3,777,909
Polar Petroleum Equipment (Shandong) Co., Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest accrued												11,444		81,315																	12,167		¥ 85,260
China Oil Blue Ocean [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan, current								$ 780,140																																¥ 5,600,000
Sichuan TIBO Fluid Technology Co Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan receivable related party												1,069,596
Interest, rate																												3.50%	3.50%	3.50%				8.00%
Loan repaid		$ 84,442	¥ 600,000
Interest accrued												33,239		236,180
Loan, current								$ 799,155					[1]																$ 365,914	¥ 2,600,000	$ 822,878	[1]								¥ 5,600,000
Debt instrument term								13 months
Sichuan TIBO Fluid Technology Co Ltd [Member] | Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan balance										$ 703,682	¥ 5,000,000
Eni Energy [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest, rate	3.50%																										3.50%
Interest accrued												4,318		30,685
Debt instrument term	3 years
Credit facility	$ 3,482,767																						$ 281,472	¥ 2,000,000			¥ 10,000,000
Xinjiang Breslin [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest, rate																									3.50%	3.50%
Interest accrued												13,305		94,540
Loan, current															$ 416,579	¥ 2,960,000									$ 985,152	¥ 7,000,000
Xinjiang Breslin [Member] | Joseph Petroleum [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest, rate															3.50%	3.50%
Interest accrued												135		959
Loan, current															$ 703,680	¥ 5,000,000
ZJY Technologies [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest, rate									3.50%								3.50%	3.50%																							3.50%
Interest accrued												$ 3,035		¥ 21,566
Loan, current																	$ 253,325	¥ 1,800,000			$ 14,073	¥ 100,000
Debt instrument term									3 years
Credit facility									$ 3,482,767																																¥ 25,000,000

[1]	On March 25, 2024, the Company lent RMB5,600,000 (US$799,155) to Sichuan TIBO. The loan to Sichuan TIBO was for 13 months with annual interest of 8% from March 25, 2024 to June 25, 2024, and 3.5% from June 26, 2024 to April 30, 2025. Interest income related to this loan was RMB166,236 (US$23,723) as of September 30, 2024. Sichuan TIBO repaid RMB 600,000 (US$84,442) on January 22, 2025. On April 20, 2025 and October 24, 2025, China Oil Blue Ocean and Sichuan TIBO agreed to extended the maturity date of the remaining RMB 5 million (US$703,682) loan balance to June 30, 2026. Due to the full disposal of the equity in TIBO in February 2025, the outstanding loans due from TIBO were reclassified as loans receivable from a third party in the consolidated financial statements as of September 30, 2025.